Plan Assets Categories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 156,856		¥ 150,226		¥ 143,984
Domestic | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,836		7,366
Domestic | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,081		9,512
Domestic | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,903		3,681
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,546		4,644
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	93,969		87,633
Domestic | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,789		1,774
Domestic | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	12,638	[1]	11,598	[1]
Domestic | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,541	[2]	2,830	[2]
Domestic | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	783	[3]	2,211	[3]
Domestic | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,680	[4]	7,455	[4]
Domestic | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,090	[5]	11,522	[5]
Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	29,252		23,296
Domestic | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,836		7,366
Domestic | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,081		9,512
Domestic | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,546		4,644
Domestic | Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,789		1,774
Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	125,847		125,481
Domestic | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,146		2,232
Domestic | Level 2 | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	93,969		87,633
Domestic | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	12,638	[1]	11,598	[1]
Domestic | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,541	[2]	2,830	[2]
Domestic | Level 2 | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	783	[3]	2,211	[3]
Domestic | Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,680	[4]	7,455	[4]
Domestic | Level 2 | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,090	[5]	11,522	[5]
Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,757		1,449		1,568
Domestic | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,757		1,449
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,751		18,010		16,965
Foreign | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,071		5,065
Foreign | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	350		325
Foreign | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	842		816
Foreign | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	340		297
Foreign | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,614	[6]	10,960	[6]
Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	477		481
Foreign | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	57		66
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,478		5,456
Foreign | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,071		5,065
Foreign | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	350		325
Foreign | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	57		66
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,273		12,554
Foreign | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	842		816
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	340		297
Foreign | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,614	[6]	10,960	[6]
Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 477		¥ 481

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
[4]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
[5]	This category includes trust funds that mainly invest both long and short in government bonds.
[6]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.